Quarterly Financial Data (Unaudited) (Restated) (Details) - Schedule of balance sheet - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash			$ 1,595	$ 9,289	$ 11,178	$ 1,237,095	$ 165,890	$ 296,759
Prepaid assets			19,385	36,010	48,625		1,651	7,415
Total Current Assets			20,980	45,299	59,803	1,237,095	167,541	304,174
Cash and investments held in Trust Account			15,174,028	14,993,648	120,728,495	117,324,145	116,706,912	116,012,861
Total Assets			15,195,008	15,038,947	120,788,298	118,561,240	116,874,453	116,317,035
Accounts payable and accrued expenses			187,604	156,574	105,043	5,675	4,272	4,069
Due to related party			205,000	100,005
Promissory note			1,868,800	1,748,800	1,648,800	1,148,800
Promissory note - related party			1,080,000	1,080,000	1,080,000	300,000	300,000	300,000
Total Current Liabilities			3,341,404	3,085,379	2,833,843	1,454,475	304,272	304,069
Warrants liabilities			495,105	510,839	516,901	548,309	568,672	585,321
Deferred underwriting compensation			4,020,797	4,020,797	4,020,797	4,020,797	4,020,797	4,020,797
Total Liabilities			7,857,306	7,617,015	7,371,541	6,023,581	4,893,741	4,910,187
Commitments and Contingencies
Ordinary shares subject to possible redemption			2,337,698	2,421,929	108,416,755	107,537,651	106,980,704	106,406,842
Preference shares value issued
Ordinary shares value issued			2,233,061	2,148,830	2,033,122	2,912,226	3,469,173	4,043,035
Retained earnings (accumulated deficit)	$ 1,519,418	$ 2,589,624	2,766,943	2,851,173	2,966,880	2,087,782	1,530,835	956,971
Total Shareholders’ Equity (Deficit)			5,000,004	5,000,003	5,000,002	5,000,008	5,000,008	5,000,006
Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)			15,195,008	15,038,947	120,788,298	118,561,240	116,874,453	116,317,035
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash
Prepaid assets
Total Current Assets
Cash and investments held in Trust Account
Total Assets
Accounts payable and accrued expenses
Due to related party
Promissory note
Promissory note - related party
Total Current Liabilities
Warrants liabilities
Deferred underwriting compensation
Total Liabilities
Commitments and Contingencies
Ordinary shares subject to possible redemption			12,836,330	12,571,719	12,311,740	9,786,494	9,726,208	9,606,019
Preference shares value issued
Ordinary shares value issued			(2,233,061)	(2,148,830)	(2,033,122)	(2,912,226)	(3,469,173)	(4,043,035)
Retained earnings (accumulated deficit)	$ (11,017,405)	$ (10,805,002)	(10,603,269)	(10,422,889)	(10,278,618)	(6,874,268)	(6,257,035)	(5,562,984)
Total Shareholders’ Equity (Deficit)			(12,836,330)	(12,571,719)	(12,311,740)	(9,786,494)	(9,726,208)	(9,606,019)
Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash			1,595	9,289	11,178	1,237,095	165,890	296,759
Prepaid assets			19,385	36,010	48,625		1,651	7,415
Total Current Assets			20,980	45,299	59,803	1,237,095	167,541	304,174
Cash and investments held in Trust Account			15,174,028	14,993,648	120,728,495	117,324,145	116,706,912	116,012,861
Total Assets			15,195,008	15,038,947	120,788,298	118,561,240	116,874,453	116,317,035
Accounts payable and accrued expenses			187,604	156,574	105,043	5,675	4,272	4,069
Due to related party			205,000	100,005
Promissory note			1,868,800	1,748,800	1,648,800	1,148,800
Promissory note - related party			1,080,000	1,080,000	1,080,000	300,000	300,000	300,000
Total Current Liabilities			3,341,404	3,085,379	2,833,843	1,454,475	304,272	304,069
Warrants liabilities			495,105	510,839	516,901	548,309	568,672	585,321
Deferred underwriting compensation			4,020,797	4,020,797	4,020,797	4,020,797	4,020,797	4,020,797
Total Liabilities			7,857,306	7,617,015	7,371,541	6,023,581	4,893,741	4,910,187
Commitments and Contingencies
Ordinary shares subject to possible redemption			15,174,028	14,993,648	120,728,495	117,324,145	116,706,912	116,012,861
Preference shares value issued
Ordinary shares value issued
Retained earnings (accumulated deficit)			(7,836,326)	(7,571,716)	(7,311,738)	(4,786,486)	(4,726,200)	(4,606,013)
Total Shareholders’ Equity (Deficit)			(7,836,326)	(7,571,716)	(7,311,738)	(4,786,486)	(4,726,200)	(4,606,013)
Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)			$ 15,195,008	$ 15,038,947	$ 120,788,298	$ 118,561,240	$ 116,874,453	$ 116,317,035